Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Stride, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33883
Entity Tax Identification Number	95-4774688
Entity Address, Address Line One	11720 Plaza America
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	483-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001157408
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LRN
Security Exchange Name	NYSE